Corrections on previously announced unaudited interim financial information (Unaudited) - Selected line items (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Corrections on previously announced unaudited interim financial information (Unaudited)
Total revenues	¥ 543,508	¥ 490,783	¥ 462,923	¥ 397,206	¥ 486,620	¥ 613,466	¥ 1,035,726	¥ 822,835										¥ 1,894,420	$ 259,534	¥ 2,958,647	¥ 2,838,190
Gross profit	138,454	192,387	243,323	229,469	294,819	398,005	365,541	694,091										803,633	110,097	1,752,456	2,264,955
Income (loss) from operations	(39,733)	(5,069)	(4,112)	(22,254)	(20,841)	33,416	9,014	(21,138)	¥ (240,259)	¥ (105,343)	¥ (198,251)	¥ (100,778)	¥ (26,366)	¥ (12,124)	¥ (299,029)	¥ 21,292	¥ (404,372)	(71,168)	(9,750)	451	(644,631)
Net Income (Loss)	¥ (27,842)	¥ 4,246	¥ 10,262	¥ (200)	¥ 13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - basic | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01	¥ (0.66)	¥ (0.2)	¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - diluted | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01			¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)